Dividends - Summary of Interim Dividends (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Dividends [Line Items]
Scrip: none (2017: $1.88; 2016: $1.88 per share)		$ (4,751)	$ (5,282)
Total – A shares	$ 15,675	15,628	14,959
A Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Cash dividend	8,605	4,919	4,545
Scrip: none (2017: $1.88; 2016: $1.88 per share)		3,558	3,491
Total – A shares	8,605	8,477	8,036
B Ordinary Shares [Member]
Disclosure Of Dividends [Line Items]
Cash dividend	7,070	5,958	5,132
Scrip: none (2017: $1.88; 2016: $1.88 per share)		1,193	1,791
Total – A shares	$ 7,070	$ 7,151	$ 6,923